Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of accrued Liabilities

	December 31, 2024	December 31, 2023
Accrued expenses and reimbursements	$1,690	$858
Accrued compensation and benefits	382	387
Accrued bonus and commissions	134	108
Accrued sales and other indirect taxes payable	95	12
Accrued insurance premium and interest	23	-
Accrued transaction costs	13	13
Income Tax Payables	46	74
Accrued liabilities	$2,383	$1,452